UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/10
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                   (GRAPHIC)

JANUARY 31, 2010

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

                                                               TAX - FREE INCOME

                                    FRANKLIN
                             TAX-EXEMPT MONEY FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Franklin Tax-Exempt Money Fund ............................................    3
Performance Summary .......................................................    4
Your Fund's Expenses ......................................................    6
Financial Highlights and Statement of Investments .........................    8
Financial Statements ......................................................   13
Notes to Financial Statements .............................................   16
Shareholder Information ...................................................   22

Shareholder Letter

Dear Shareholder:

During the six-month period ended January 31, 2010, U.S. economic activity showed signs of expansion while interest rates remained low and inflation was subdued. Many companies reported better-than-expected earnings after cutting costs. U.S. equity markets enjoyed a remarkable rally until January, when investor anxieties returned due to concerns about the global recovery's sustainability as government stimulus measures began to unwind. At the same time, U.S. Treasury yields rose and fell in response to wavering investor sentiment.

Franklin Tax-Exempt Money Fund's semiannual report goes into greater detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

As a Franklin Tax-Exempt Money Fund shareholder, you continue to benefit from convenient, easy access to your money and a high degree of credit safety. You can also enjoy a wide range of services, including check-writing privileges and access to your account at ATMs nationwide.(1) If you would like more

(1.) Check minimum of $500 ($10 charge for writing a check under $500). A
     Franklin Templeton Cash Advantage Card is available for certain Franklin money fund accounts registered to one or more individuals. It is not available to accounts registered as UGMAs/UTMAs, certain trusts, retirement plans, accounts that require more than one signature, accounts with non-U.S. addresses (including U.S. territories), corporations, partnerships or other such legal entities. The Cash Advantage Card is a Platinum MasterCard(R) offered by Franklin Templeton Bank & Trust, F.S.B. to Fund shareholders. Other terms apply. For more information, please call Franklin Templeton Shareholder Services at (800) 632-2301.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1
information or more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital.(1) The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

This semiannual report for Franklin Tax-Exempt Money Fund covers the period ended January 31, 2010.

PERFORMANCE OVERVIEW

Short-term interest rates remained historically low during the period under review, and Franklin Tax-Exempt Money Fund's seven-day effective yield was unchanged at 0.00% from the beginning of the period through January 31, 2010.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy ended the six-month reporting period in better shape than it began. Economic activity as measured by gross domestic product (GDP) improved from earlier in 2009. GDP registered annualized rates of 2.2% and an estimated 5.9% in 2009's third and fourth quarters. These positive signs, however, were constrained by an elevated unemployment rate, which stood at 9.7% by period-end.(2) Economic challenges remained, such as stalled consumer confidence and uncertain job prospects for the unemployed, as stimulus measures began to wind down, but several reports pointed to a resumption of growth.

As economic conditions improved, oil prices rose from $69 per barrel in July to $73 at period-end, still well below 2008 highs. January's inflation rate was an annualized 2.6%.(2) Core inflation, which excludes food and energy costs, rose at a 1.6% annualized rate, which was within the Federal Reserve Board's (Fed's)

(1.) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

(2.) Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                             Semiannual Report | 3

PERFORMANCE SUMMARY
SYMBOL: FTMXX
1/31/10

Seven-day effective yield(1)         0.00%
Seven-day annualized yield           0.00%
Taxable equivalent yield(2)          0.00%
Total annual operating expenses(3)   0.76%

(1.) Seven-day effective yield assumes the compounding of daily dividends, if any.

(2.) Taxable equivalent yield assumes the 2010 maximum regular federal income tax rate of 35.00%.

(3.) The figure is as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. To avoid a negative yield, the Fund administrator, investment manager and/or transfer agent have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the Fund administrator, investment manager and/or transfer agent at any time. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized and effective yields are for the seven-day period ended 1/31/10. The Fund's average weighted maturity was 19 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE GO TO franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

informal target range of 1.5% to 2.0%.(2) The core personal consumption expenditures price index reported a 12-month increase of 1.4%.(3)

During the period under review, an improving economy and decelerating inflation prompted policymakers to maintain low interest rates and discontinue certain stimulus plans. Noting it now believes the recession has ended, the Fed left the federal funds target rate unchanged at a range of 0% to 0.25% for an extended period and began to lay the groundwork for an eventual tightening of monetary policy and a gradual phase-out of some support programs.

The spread between two-year and 10-year Treasury yields increased from 239 basis points (100 basis points equal one percentage point) at the beginning of the period to 281 basis points at the end of January. The two-year Treasury bill yield declined from 1.13% to 0.82% over the six-month period, while the 10-year Treasury note rose from 3.52% to 3.63%.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

MANAGER'S DISCUSSION

During the reporting period, short-term municipal bond yields remained historically low, as the Fed kept both the federal funds target rate (0% to 0.25%) and the discount rate (0.50%) unchanged. In addition, issuance in variable rate demand notes was down approximately 72% for 2009 compared with 2008.(4) The low federal key rates coupled with a lack of issuance of variable rate demand notes constrained yields in the short-term municipal market. In the six months under review, the Securities Industry and Financial Market Association (SIFMA) Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, had a rate that fell

(3.) Source: Bureau of Economic Analysis.

(4.) Source: Thomson Reuters, 12/31/09.


                             4 | Semiannual Report
from a 0.43% high in mid-August to a 0.15% low in the beginning of January.(5) We continued to be very selective in purchasing high-quality securities, which resulted in a 0.00% yield throughout the period.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(5.) Source: Thomson Financial. The SIFMA Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

PORTFOLIO BREAKDOWN
1/31/10

                      % OF TOTAL
                      NET ASSETS
                      ----------
Variable Rate Notes      92.1%
Notes & Bonds             5.5%
Mandatory Put             2.2%
Other Net Assets          0.2%


                             Semiannual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 8/1/09      VALUE 1/31/10    PERIOD* 8/1/09-1/31/10
                                           -----------------   --------------   ----------------------
Actual                                          $1,000           $1,000.00              $1.31
Hypothetical (5% return before expenses)        $1,000           $1,023.89              $1.33

* Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.26%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                              Semiannual Report | 7

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                     JANUARY 31, 2010   ----------------------------------------------------------
                                                        (UNAUDITED)       2009         2008       2007         2006         2005
                                                     ----------------   --------     --------   --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $   1.00         $   1.00     $   1.00   $   1.00     $   1.00     $   1.00
                                                       --------         --------     --------   --------     --------     --------
Income from investment operations:
   Net investment income (loss) ..................          (--)(a)        0.005        0.021      0.029        0.023        0.011
   Net realized and unrealized gains (losses) ....           --              (--)(a)       --        (--)(a)      (--)(a)       --
                                                       --------         --------     --------   --------     --------     --------
Total from investment operations .................          (--)(a)        0.005        0.021      0.029        0.023        0.011
                                                       --------         --------     --------   --------     --------     --------
Less distributions from net investment income ....           --           (0.005)      (0.021)    (0.029)      (0.023)      (0.011)
                                                       --------         --------     --------   --------     --------     --------
Net asset value, end of period ...................     $   1.00         $   1.00     $   1.00   $   1.00     $   1.00     $   1.00
                                                       ========         ========     ========   ========     ========     ========
Total return(b) ..................................           --%            0.46%        2.07%      2.89%        2.36%        1.11%
RATIOS TO AVERAGE NET ASSETS(c)
Expenses before waiver and payments by
   affiliates ....................................         0.75%            0.76%        0.79%      0.77%        0.74%        0.73%
Expenses net of waiver and payments by
   affiliates ....................................         0.26%            0.61%        0.79%      0.77%        0.74%        0.73%
Net investment income (loss) .....................        (0.02)%           0.45%        2.09%      2.84%        2.32%        1.10%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $183,707         $152,095     $175,902   $182,227     $183,282     $165,736

(a) Amount rounds to less than $0.001 per share.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(c) Ratios are annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.


                             8 | Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                         PRINCIPAL AMOUNT      VALUE
                                                                                         ----------------   -----------
    INVESTMENTS 99.8%
    MUNICIPAL BONDS 99.8%
    CALIFORNIA 7.8%
(a) California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C,
       Daily VRDN and Put, 0.18%, 11/01/26 ...........................................      $   500,000     $   500,000
(a) California State Department of Water Resources Power Supply Revenue, Series C,
       Sub Series C-12, Weekly VRDN and Put, 0.18%, 5/01/22 ..........................        3,000,000       3,000,000
(a) California State GO,
       Kindergarten, Series A3, Daily VRDN and Put, 0.17%, 5/01/34 ...................        6,100,000       6,100,000
       Series A-1, Daily VRDN and Put, 0.17%, 5/01/33 ................................          800,000         800,000
(a) Los Angeles Department of Water and Power Revenue, Refunding, Series B-3,
       Daily VRDN and Put, 0.20%, 7/01/34 ............................................          900,000         900,000
(a) Metropolitan Water District of Southern California Waterworks Revenue, Series
       C-2, Daily VRDN and Put, 0.19%, 7/01/36 .......................................        3,000,000       3,000,000
                                                                                                            -----------
                                                                                                             14,300,000
                                                                                                            -----------
    COLORADO 7.5%
(a) Colorado Educational and Cultural Facilities Authority Revenue,
       Clyfford Still Museum Project, Weekly VRDN and Put, 0.18%, 12/01/38 ...........        2,000,000       2,000,000
       National Jewish Federation Bond Program, Refunding, Series A-8, Daily VRDN
          and Put, 0.23%, 9/01/35 ....................................................        2,400,000       2,400,000
       National Jewish Federation Bond Program, Refunding, Series B-2, Daily VRDN
          and Put, 0.23%, 12/01/34 ...................................................          100,000         100,000
       National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put,
          0.23%, 2/01/34 .............................................................        1,000,000       1,000,000
       National Jewish Federation Bond Program, Series A-5, Daily VRDN and Put,
          0.23%, 4/01/34 .............................................................          100,000         100,000
       National Jewish Federation Bond Program, Series A-7, Daily VRDN and Put,
          0.23%, 7/01/29 .............................................................          400,000         400,000
       National Jewish Federation Bond Program, Series A-12, Daily VRDN and Put,
          0.23%, 2/01/38 .............................................................          700,000         700,000
       National Jewish Federation Bond Program, Series C-4, Daily VRDN and Put,
          0.23%, 6/01/37 .............................................................          500,000         500,000
(a) Colorado Health Facilities Authority Revenue, Exempla Inc., Series B, Weekly
       VRDN and Put, 0.20%, 1/01/33 ..................................................        1,700,000       1,700,000
(a) Colorado HFAR, MF,
       Central Park, Refunding, FNMA Insured, Weekly VRDN and Put, 0.17%, 10/15/16 ...        1,900,000       1,900,000
       St. Moritz, Refunding, Series H, FNMA Insured, Weekly VRDN and Put, 0.17%,
          10/15/16 ...................................................................        2,900,000       2,900,000
                                                                                                            -----------
                                                                                                             13,700,000
                                                                                                            -----------
    CONNECTICUT 4.0%
(a) Connecticut State Health and Educational Facilities Authority Revenue, Yale
       University,
       Series V-1, Daily VRDN and Put, 0.16%, 7/01/36 ................................        3,700,000       3,700,000
       Series V-2, Daily VRDN and Put, 0.17%, 7/01/36 ................................        2,100,000       2,100,000
       Series Y-3, Daily VRDN and Put, 0.16%, 7/01/35 ................................        1,625,000       1,625,000
                                                                                                            -----------
                                                                                                              7,425,000
                                                                                                            -----------
    FLORIDA 1.8%
(a) Broward County Educational Facilities Authority Revenue, Nova Southeastern
       University, Series A, Daily VRDN and Put, 0.20%, 4/01/38 ......................        3,300,000       3,300,000
                                                                                                            -----------


                             Semiannual Report | 9

Franklin Tax-Exempt Money Fund

                                                                                         PRINCIPAL AMOUNT      VALUE
                                                                                         ----------------   -----------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA 2.7%
(a) Cobb County Housing Authority MFHR, Tamarron Apartments Project, Refunding,
       Weekly VRDN and Put, 0.21%, 3/01/24 ...........................................      $ 3,840,000     $ 3,840,000
(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
       Weekly VRDN and Put, 0.21%, 6/15/25 ...........................................        1,200,000       1,200,000
                                                                                                            -----------
                                                                                                              5,040,000
                                                                                                            -----------
    IDAHO 2.7%
    Idaho State GO, TRAN, 2.50%, 6/30/10 .............................................        5,000,000       5,042,674
                                                                                                            -----------
    ILLINOIS 2.4%
(a) Illinois Finance Authority Revenue, The University of Chicago Medical Center,
       Series D-2, Daily VRDN and Put, 0.16%, 8/01/43 ................................          800,000         800,000
(a) Illinois Health Facilities Authority Revenue, Revolving Fund Pooled, Series C,
       Weekly VRDN and Put, 0.25%, 8/01/15 ...........................................        3,600,000       3,600,000
                                                                                                            -----------
                                                                                                              4,400,000
                                                                                                            -----------
    IOWA 3.7%
    Iowa Finance Authority Revenue,
(a) Mississippi Valley Regional Blood Center, Weekly VRDN and Put, 0.18%, 2/01/23 ....        1,665,000       1,665,000
       Senior RAN, Iowa School Cash Anticipation Program, Series A, 2.50%, 6/23/10 ...        5,000,000       5,037,710
                                                                                                            -----------
                                                                                                              6,702,710
                                                                                                            -----------
    KENTUCKY 0.2%
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.20%, 9/01/34 ........          410,000         410,000
                                                                                                            -----------
    MARYLAND 1.4%
(a) Frederick MFHR, Brookside Apartments, Refunding, Weekly VRDN and Put, 0.17%,
       11/01/20 ......................................................................        2,525,000       2,525,000
                                                                                                            -----------
    MASSACHUSETTS 7.6%
(a) Massachusetts State Health and Educational Facilities Authority Revenue,
       Harvard University, Refunding, Series R, Daily VRDN and Put, 0.17%, 11/01/49 ..        7,110,000       7,110,000
       Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.17%, 7/01/39 ....        6,900,000       6,900,000
                                                                                                            -----------
                                                                                                             14,010,000
                                                                                                            -----------
    MICHIGAN 1.2%
(a) Michigan State University Revenues, General, Refunding, Series B, Weekly VRDN
       and Put, 0.20%, 2/15/26 .......................................................        2,200,000       2,200,000
                                                                                                            -----------
    MINNESOTA 2.1%
(a) Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and
       Put, 0.28%, 9/01/24 ...........................................................        1,955,000       1,955,000
(a) Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put,
       0.28%, 11/01/31 ...............................................................        1,015,000       1,015,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 0.28%,
       11/01/31 ......................................................................          145,000         145,000
(a) Minneapolis Revenue, Guthrie Theater Project, Series A, Weekly VRDN and Put,
       0.18%, 10/01/23 ...............................................................          700,000         700,000
                                                                                                            -----------
                                                                                                              3,815,000
                                                                                                            -----------


                             10 | Semiannual Report

Franklin Tax-Exempt Money Fund

                                                                                         PRINCIPAL AMOUNT      VALUE
                                                                                         ----------------   -----------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    MISSOURI 4.6%
(a) Missouri State Health and Educational Facilities Authority Educational Facilities
       Revenue, St. Louis University, Series A, Daily VRDN and Put, 0.18%, 10/01/16 ..   $      3,500,000   $ 3,500,000
(a) Missouri State Health and Educational Facilities Authority Health Facilities
       Revenue, Sister Mercy Health, Series D, Weekly VRDN and Put, 0.18%,
       6/01/39 .......................................................................          5,000,000     5,000,000
                                                                                                            -----------
                                                                                                              8,500,000
                                                                                                            -----------
    NEW JERSEY 1.1%
(a) New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health,
       Series D, Weekly VRDN and Put, 0.16%, 7/01/43 .................................          2,000,000     2,000,000
                                                                                                            -----------
    NEW YORK 27.1%
(a) MTA Revenue, Transportation, Refunding, Series G-1, Weekly VRDN and Put, 0.16%,
       11/01/26 ......................................................................          4,500,000     4,500,000
(a) New York City GO,
       Series A, Sub Series A-3, Weekly VRDN and Put, 0.20%, 8/01/31 .................          1,400,000     1,400,000
       Series A, Sub Series A-6, Weekly VRDN and Put, 0.18%, 8/01/19 .................          3,300,000     3,300,000
       Series I, Sub Series I-5, Daily VRDN and Put, 0.19%, 4/01/36 ..................          1,400,000     1,400,000
(a) New York City HDC,
       MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA
          Insured, Weekly VRDN and Put, 0.19%, 11/15/28 ..............................          1,000,000     1,000,000
       MFMR, 245 East 124th Street, Weekly VRDN and Put, 0.16%, 11/01/46 .............          2,500,000     2,500,000
(a) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put,
       0 21%, 11/01/39 ...............................................................          1,400,000     1,400,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Second General Resolution, Refunding, Series CC, Sub Series CC-1, Daily VRDN
          and Put, 0.20%, 6/15/38 ....................................................          4,000,000     4,000,000
(a) New York City Trust for Cultural Resources Revenue, Lincoln Center for the
       Performing Arts Inc., Series B-1, Weekly VRDN and Put, 0.18%, 11/01/38 ........          3,000,000     3,000,000
    New York Liberty Development Corp. Revenue,
(a)    377 Greenwich LLC, Weekly VRDN and Put, 017%, 12/01/39 ........................          2,000,000     2,000,000
       World Trade Center Project, Mandatory Put 1/18/11, Series A, 0.50%, 12/01/49 ..          4,000,000     4,000,000
(a) New York State Dormitory Authority Revenues,
       Non-State Supported Debt, Columbia University, Series A, Weekly VRDN and Put,
          0.20%, 9/01/39 .............................................................          5,000,000     5,000,000
       State Supported Debt, City University of New York, Consolidated 5th, Refunding,
          Series D, Weekly VRDN and Put, 0.16%, 7/01/31 ..............................          4,000,000     4,000,000
       State Supported Debt, New York Library, Series A, Weekly VRDN and Put, 0.16%,
          7/01/28 ....................................................................          2,800,000     2,800,000
(a) New York State Energy Research and Development Authority PCR, New York State
       Electric and Gas Corp. Project, Refunding, Series D-2, Weekly VRDN and Put,
       0.17%, 10/01/29 ...............................................................          3,000,000     3,000,000
(a) New York State HFAR, Housing, College Arms Apartments, Series A, Weekly VRDN and
       Put, 0.17%, 5/01/48 ...........................................................          3,795,000     3,795,000
(a) New York State Local Government Assistance Corp. Revenue, Series G, Weekly VRDN
       and Put, 0.15%, 4/01/25 .......................................................          2,700,000     2,700,000
                                                                                                            -----------
                                                                                                             49,795,000
                                                                                                            -----------


                             Semiannual Report | 11

Franklin Tax-Exempt Money Fund

                                                                                         PRINCIPAL AMOUNT      VALUE
                                                                                         ----------------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NORTH CAROLINA 2.7%
(a) North Carolina State GO, Public Improvement,
       Series D, Weekly VRDN and Put, 0.20%, 5/01/21 .................................   $      4,135,000   $  4,135,000
       Series G, Weekly VRDN and Put, 0.13%, 5/01/21 .................................            900,000        900,000
                                                                                                            ------------
                                                                                                               5,035,000
                                                                                                            ------------
    OHIO 3.1%
(a) Cleveland-Cuyahoga County Port Authority Revenue, Carnegie, 89th Garage Project,
       Refunding, Weekly VRDN and Put, 0.20%, 1/01/37 ................................          5,650,000      5,650,000
                                                                                                            ------------
    PENNSYLVANIA 2.7%
(a) Bucks County IDA Hospital Revenue, Grand View Hospital, Series A, Weekly VRDN and
       Put, 0.16%, 7/01/34 ...........................................................          2,000,000      2,000,000
(a) Emmaus General Authority Revenue, Local Government, Series B-29, Weekly VRDN and
       Put, 0.20%, 3/01/24 ...........................................................          1,000,000      1,000,000
(a) Pennsylvania State Higher Educational Facilities Authority Revenue, Holy Family
       University Project, Weekly VRDN and Put, 0.20%, 8/01/38 .......................          2,000,000      2,000,000
                                                                                                            ------------
                                                                                                               5,000,000
                                                                                                            ------------
    TEXAS 10.3%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
       Weekly VRDN and Put, 0.19%, 9/15/26 ...........................................          5,300,000      5,300,000
(a) Metropolitan Higher Education Authority Inc. Higher Education Revenue, University
       of Dallas Project, Weekly VRDN and Put, 0.20%, 8/01/38 ........................          6,400,000      6,400,000
(a) Texas Water Development Board Revenue, State Revolver, sub. lien, Refunding,
       Series A, Daily VRDN and Put, 0.19%, 7/15/19 ..................................          3,300,000      3,300,000
(a) University of Texas Permanent University Fund Revenue, System, Series A, Weekly
       VRDN and Put, 0.16%, 7/01/38 ..................................................          4,000,000      4,000,000
                                                                                                            ------------
                                                                                                              19,000,000
                                                                                                            ------------
    VIRGINIA 0.6%
(a) Hanover County EDA Revenue, Bon Secours Health, Refunding, Series D-2, Weekly VRDN
        and Put, 0.16%, 11/01/25 .....................................................          1,055,000      1,055,000
                                                                                                            ------------
    WASHINGTON 2.2%
(a) Vancouver Housing Authority Revenue, Pooled Housing, Refunding, Weekly VRDN and
       Put, 0.18%, 12/01/38 ..........................................................          2,800,000      2,800,000
(a) Washington State Housing Finance Commission Nonprofit Revenue, St. Vincent de Paul
       Project, Series A, Weekly VRDN and Put, 0.18%, 2/01/31 ........................          1,200,000      1,200,000
                                                                                                            ------------
                                                                                                               4,000,000
                                                                                                            ------------
    WISCONSIN 0.3%
(a) Wisconsin State Health and Educational Facilities Authority Revenue, Edgewood
       College, Daily VRDN and Put, 0.20%, 10/01/31 ..................................            500,000        500,000
                                                                                                            ------------
    TOTAL INVESTMENTS (COST $183,405,384) 99.8% ......................................                       183,405,384
    OTHER ASSETS, LESS LIABILITIES 0.2% ..............................................                           302,114
                                                                                                            ------------
    NET ASSETS 100.0% ................................................................                      $183,707,498
                                                                                                            ============

See Abbreviations on page 21.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (unaudited)

Assets:
   Investments in securities, at amortized cost .......   $183,405,384
   Cash ...............................................         67,799
   Receivables:
      Capital shares sold .............................      1,176,011
      Interest ........................................        171,443
                                                          ------------
         Total assets .................................    184,820,637
                                                          ------------
Liabilities:
   Payables:
      Capital shares redeemed .........................      1,086,476
      Affiliates ......................................          8,640
   Accrued expenses and other liabilities .............         18,023
                                                          ------------
         Total liabilities ............................      1,113,139
                                                          ------------
            Net assets, at value ......................   $183,707,498
                                                          ============
Net assets consist of:
   Paid-in capital ....................................   $183,859,915
   Undistributed net investment income (loss) .........        (14,767)
   Accumulated net realized gain (loss) ...............       (137,650)
                                                          ------------
            Net assets, at value ......................   $183,707,498
                                                          ============
   Shares outstanding .................................    183,904,973
                                                          ============
   Net asset value per share(a) .......................   $       1.00
                                                          ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2010 (unaudited)

Investment income:
   Interest .......................................................   $ 235,153
                                                                      ---------
Expenses:
   Management fees (Note 3a) ......................................     536,626
   Transfer agent fees (Note 3d) ..................................      68,485
   Custodian fees .................................................       1,471
   Reports to shareholders ........................................      14,835
   Registration and filing fees ...................................      47,209
   Professional fees ..............................................      16,061
   Trustees' fees and expenses ....................................       3,681
   Other ..........................................................      26,733
                                                                      ---------
      Total expenses ..............................................     715,101
      Expenses waived/paid by affiliates (Note 3e) ................    (465,181)
                                                                      ---------
         Net expenses .............................................     249,920
                                                                      ---------
            Net investment income (loss) ..........................     (14,767)
                                                                      ---------
Net increase (decrease) in net assets resulting from operations ...   $ (14,767)
                                                                      =========

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 JANUARY 31,
                                                                                    2010           YEAR ENDED
                                                                                 (UNAUDITED)     JULY 31, 2009
                                                                                -------------    -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ..........................................   $     (14,767)   $     866,810
      Net realized gain (loss) from investments .............................              --          (24,103)
                                                                                -------------    -------------
         Net increase (decrease) in net assets resulting from operations ....         (14,767)         842,707
                                                                                -------------    -------------
   Distributions to shareholders from net investment income .................              --         (870,811)
   Capital share transactions (Note 2) ......................................      31,627,512      (23,779,200)
                                                                                -------------    -------------
         Net increase (decrease) in net assets ..............................      31,612,745      (23,807,304)
   Net assets:
      Beginning of period ...................................................     152,094,753      175,902,057
                                                                                -------------    -------------
      End of period .........................................................   $ 183,707,498    $ 152,094,753
                                                                                =============    =============
  Undistributed net investment income (loss) included in net assets:
      End of period .........................................................   $     (14,767)   $          --
                                                                                =============    =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends are reinvested and paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                             16 | Semiannual Report

Franklin Tax-Exempt Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                     SIX MONTHS ENDED    YEAR ENDED
                                                     JANUARY 31, 2010   JULY 31, 2009
                                                     ----------------   -------------
Shares sold ......................................    $ 201,856,551     $ 389,089,760
Shares issued on reorganization (Note 5) .........       61,175,123                --
Shares issued in reinvestment of distributions ...               --           809,910
Shares redeemed ..................................     (231,404,162)     (413,678,870)
                                                      -------------     -------------
Net increase (decrease) ..........................    $  31,627,512     $ (23,779,200)
                                                      =============     =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             Semiannual Report | 17

Franklin Tax-Exempt Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE                       NET ASSETS
-------------------   ---------------------------------------------------
      0.625%          Up to and including $100 million
      0.500%          Over $100 million, up to and including $250 million
      0.450%          Over $250 million, up to and including $7.5 billion
      0.440%          Over $7.5 billion, up to and including $10 billion
      0.430%          Over $10 billion, up to and including $12.5 billion
      0.420%          Over $12.5 billion, up to and including $15 billion
      0.400%          Over $15 billion, up to and including $17.5 billion
      0.380%          Over $17.5 billion, up to and including $20 billion
      0.360%          In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained..........   $43,841

D. TRANSFER AGENT FEES

For the period ended January 31, 2010, the Fund paid transfer agent fees of $68,485, of which $50,737 was retained by Investor Services.

E. WAIVER AND EXPENSE REIMBURSEMENTS

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund (other than certain non-routine expenses or costs, including those related to litigation, indemnification, reorganizations, and liquidations) and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.


                             18 | Semiannual Report

Franklin Tax-Exempt Money Fund

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2012 ................................   $ 17,134
   2013 ................................        932
   2014 ................................      5,759
   2015 ................................     24,079
   2016 ................................     65,643
   2017 ................................     24,103
                                           --------
                                           $137,650(a)
                                           ========

(a) Includes $83,230 from the reorganized Franklin New York Tax-Exempt Fund, which may be carried over to offset future capital gains.

At January 31, 2010, the cost of investments for book and income tax purposes was the same.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of non-deductible expenses.

5. REORGANIZATION

On August 26, 2009, the Fund, pursuant to a plan of reorganization approved on April 14, 2009 by shareholders of the Franklin New York Tax-Exempt Money Fund (the Target), acquired 100% of the Target's net assets, primarily made up of investment securities, through a tax-free exchange of 61,175,123 shares of the Fund (valued at $1.00 per share). Immediately after the completion of the reorganization, the combined net assets of the Fund were $205,496,512.

The primary purpose for the reorganization was to combine the Target with a larger fund that had somewhat similar goals, investment policies, strategies and risks. Shareholders of the Target would benefit from the broader geographic diversification of the Fund. The cost of the reorganization was $69,202, of which the Fund and the Target paid 25% and Advisers paid 50%. The allocated portion of the Fund's reorganization expenses are included with other expenses in the Statement of Operations.

Assuming the reorganization had been completed on August 1, 2008, the Fund's pro forma results of operations would have been as follows:

                                                                             NET REALIZED    NET INCREASE/
                                                                  NET              AND       (DECREASE) IN
                                                               INVESTMENT     UNREALIZED      NET ASSETS
PERIOD                                                       INCOME/(LOSS)    GAIN/(LOSS)   FROM OPERATIONS
------                                                       -------------   ------------   ---------------
For the period August 1, 2008 through July 31, 2009 ......    $1,237,527       $(70,397)      $1,167,130
For the period August 1, 2009 through January 31, 2010 ...    $  (30,093)      $     --       $  (30,093)

Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the results of operations attributable to the Target's assets after the completion of the reorganization.


                             Semiannual Report | 19

Franklin Tax-Exempt Money Fund

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At January 31, 2010, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.


                             20 | Semiannual Report

Franklin Tax-Exempt Money Fund

ABBREVIATIONS

SELECTED PORTFOLIO

EDA    -  Economic Development Authority
FNMA   -  Federal National Mortgage Association
GO     -  General Obligation
HDC    -  Housing Development Corp.
HFA    -  Housing Finance Authority/Agency
HFAR   -  Housing Finance Authority Revenue
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority Revenue
MF     -  Multi-Family
MFHR   -  Multi-Family Housing Revenue
MFMR   -  Multi-Family Mortgage Revenue
MFR    -  Multi-Family Revenue
MTA    -  Metropolitan Transit Authority
PCFA   -  Pollution Control Financing Authority
PCR    -  Pollution Control Revenue
RAN    -  Revenue Anticipation Note
TRAN   -  Tax and Revenue Anticipation Note


                             Semiannual Report | 21

Franklin Tax-Exempt Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             22 | Semiannual Report

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Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government
Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENT(R) LOGO)   One Franklin Parkway
                                          San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TAX-EXEMPT MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

114 S 03/10

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.   N/A

ITEM 6. SCHEDULE OF INVESTMENTS.         N/A

ITEM 7. DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.        N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.      N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND


By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010